ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2016
ASSET RETIREMENT OBLIGATION [Text Block]
7.	ASSET RETIREMENT OBLIGATION

	December 31,	December 31,	December 31,
	2016	2015	2014

Balance, beginning of year	$145,029	$96,395	$203,395
Change in obligation	70,971	48,634	(123,000)
Accretion expense	—	—	16,000
Balance, end of year	$216,000	$145,029	$96,395

The Company has a legal obligation associated with its mineral properties for clean up costs when work programs are completed.

The undiscounted amount of cash flows, required over the estimated reserve life of the underlying assets, to settle the obligation, adjusted for inflation, is estimated at $216,000 (2015 - $145,029, 2014 - $96,395). During 2016, 2015 and 2014, the obligation was estimated based on actual reclamation cost experience on an average per acre basis and the remaining acres to be reclaimed. It is expected that this obligation will be funded from general Company resources at the time the costs are incurred. The Company has been required by the Ghanaian government to post a bond of US$221,322 which has been recorded in restricted cash.